MEZZANINE EQUITY (Tables)	12 Months Ended
Mar. 31, 2014
Noncontrolling Interest [Abstract]
Schedule of Redeemable Preferred Stock

For additional information on dividends paid to the unallocated Redeemable Convertible Preferred Stock please refer to Note 13.

(Amounts in thousands)	2013	2014
Quarterly cash dividends	$592	$526
Annual cash dividends	34	32
Special Dividend	—	9,463

Total cash dividends	626	10,021
Annual stock dividend	110	118
Annual cash dividend	34	32

Total ESOP required dividends	144	150
Allocated shares	7,366	7,668
Required dividend per share	0.0195	0.0195

Required dividends	$144	$150